COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2023	Nov. 01, 2021	Oct. 01, 2021	Apr. 01, 2020
Property, Plant and Equipment [Line Items]
Operating lease liability		$ 284,988		$ 284,988		$ 82,707			$ 10,864	$ 9,777	$ 490,000
Lease expiration term	May 31, 2023
Reduction in ROU assets and liabilities	$ 3,250							$ 283,220
Operating lease effective interest rate	5.50%							5.50%	5.50%	5.50%
Lease term									2 years	2 years
Operating right-of-use assets		284,670		284,670		81,133	$ 237,718		$ 10,864	$ 9,777
Operating Lease, Right-of-Use Asset		$ 38,683	$ 36,162	$ 78,333	$ 75,241	144,064	139,451
Operating lease, weighted average remaining lease term		2 years 9 months 21 days		2 years 9 months 21 days
Operating lease payments				$ 16,020		567
Operating lease, expense		$ 48,727	$ 54,237	$ 99,434	$ 98,312	$ 190,547	$ 179,562
Agape Superior Living [Member]
Property, Plant and Equipment [Line Items]
Operating lease liability											$ 490,000
Operating lease effective interest rate	5.50%										5.50%
Operating lease, weighted average remaining lease term						6 months 14 days
Training Center [Member]
Property, Plant and Equipment [Line Items]
Lease expiration term	Aug. 31, 2023